Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Rockland Trust Company (the “Company” or “Plan Sponsor” or “Plan Administrator”) Employee Savings, Profit Sharing and Stock Ownership Plan (the “Plan”) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan's provisions.
(a)General
The Plan is a defined contribution plan covering all eligible employees of the Company. Employees are eligible to participate in the Plan, regardless of age. In order to be eligible to receive the Company matching contributions, qualified Safe Harbor and discretionary non-elective contributions, and supplemental non-elective contributions, employees must have completed one year of service, and complete 1000 hours of service within that year. The Retirement Committee is responsible for oversight of the general administration of the Plan. Reliance Trust is the Trustee and ADP Retirement Services is the record-keeper of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
(b)Contributions
Under the provisions of the Plan, subject to Internal Revenue Service (“IRS”) limitations, employees who participate in the Plan may contribute up to 99% of their compensation each payroll period on a pre‑tax basis and up to an additional 10% of their compensation on an after‑tax basis. However, the total contribution may not exceed 99% of compensation. Participants may also contribute amounts representing distributions from other qualified plans.
For the year ended December 31, 2025, the IRS contribution limit was $23,500 with catch up provisions of $7,500 for participants age 50 or above and $11,250 for participants age 60 to 63.
The Plan provides for automatic enrollment and an annual auto-escalation of deferrals. Company employees will be deemed to have made an election to defer 6% of their compensation commencing with the first payroll following thirty days of employment, or as soon as administratively feasible. Employees who are deemed to have made an automatic enrollment election and have not actively changed this election will have their election auto-escalate annually at a rate of 1%, not to exceed 10% on a year over year basis. All employees are given notice regarding this enrollment feature and may elect a different deferral election or make no deferral at that time.
Participants direct their contributions into various investment options offered by the Plan. The Plan currently offers 31 mutual funds, one of which is a collective investment trust, as well as a personal access fund, which is an investment option that enables participants to set up their own brokerage account, with all related brokerage fees incurred by the participant, through a third party brokerage service. The Plan also offers the common stock of Independent Bank Corp., the parent company of the Plan Sponsor, as an investment option for the participants.
Under the Plan, the Company will contribute the following:
1)Matching contributions equal to 25% of the amount of the employee deferral (less any catch up contributions), up to the first 6% of the employee's qualified compensation (subject to IRS limitations). Company matching contributions to the Plan are made each pay period, therefore, a participant must be actively employed and making a pre-tax employee deferral during that pay period in order to share in the matching contribution.

2)Non-elective contributions for each participant include a 3% Safe Harbor contribution and a 2% discretionary contribution of qualified compensation. Company non-elective contributions to the
Plan are made each pay period, therefore, a participant must be actively employed and receiving eligible compensation during that pay period in order to share in the non-elective contribution.

3)Supplemental non-elective contributions equal to 5% of the amount by which an employee's eligible compensation exceeds the Social Security wage base (an amount published each year by the Social Security Administration, and indexed for inflation). For 2025, the Social Security wage base was $176,100. The supplemental non-elective contribution is also subject to certain other limits imposed by the Internal Revenue Code (“IRC”). Company supplemental non-elective contributions to the Plan are made each pay period, when applicable, therefore, a participant must be actively employed and receiving eligible compensation during that pay period in order to share in the supplemental non-elective contribution.

4)Additional discretionary contributions may be made for employees that are actively employed on the last day of the Plan year. In addition, those participants whose employment terminated during the year because of retirement under the Company's retirement plan or because of disability, death or for any reason after the attainment of age 65 shall share in the discretionary contribution. The additional discretionary contribution is allocated to the individual accounts of qualifying participants in the ratio that each qualifying participant's compensation for the Plan year bears to the total compensation of all qualifying participants. There were no additional discretionary contributions made in 2025 or 2024.

5)Qualified non-elective contributions can be made on behalf of each non-highly compensated participant. The Company may make a qualified non-elective contribution equal to a uniform percentage of compensation, which percentage will be determined each year by the employer. Participants must complete a year of service during the Plan year and be actively employed on the last day of the Plan year to share in this qualified non-elective contribution. There were no qualified non-elective contributions made in 2025 or 2024.

a.Participant Accounts
Each participant's account is credited with the participant's contribution and allocations of (i) the Company's contributions and (ii) Plan earnings. Allocations are based on participant earnings or account balances, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
b.Vesting
Participants are immediately vested in all contributions plus actual earnings thereon.
c.Loans to Participants
Participants may borrow from their fund accounts a minimum loan amount of $500 up to a maximum of $50,000 (reduced by the highest outstanding loan balance in the previous 12 months or 50% of the participant's vested Contribution Account Balance, as defined by the Plan's Loan Policy, whichever is less). No more than four loans per participant may be outstanding. The loans are secured by the vested balance in the participant's account and bear interest at rates that range from 3.25% to 10.50%. Interest rates on loans are set equal to the prime interest rate as published by The Wall Street Journal. Loans must be repaid within five years; however, loans for the purchase of a primary residence may be repaid over a longer period, as determined by the Plan Administrator. Loans made to participants are presented as "Notes receivable from participants" within the Statement of Net Assets Available for Benefits.
d.Payment of Benefits
Upon termination of service due to death, disability, or retirement, a participant may elect to receive an amount equal to the value of the participant's interest in his or her account in a lump-sum distribution (rollover treatment, if eligible), or installment payments over a period of not more than the employee's assumed life expectancy. However, if the employee's vested benefits under the Plan do not exceed $7,000, the benefit will be distributed in a single lump-sum distribution (rollover treatment required by the IRS if timely notice is not received from the employee). Certain participants, when they have attained age 59 1/2 and are actively working, may elect a pre-retirement distribution in the form of an in-service withdrawal.
At the discretion of the Plan Administrator, in the event of extreme financial hardship as defined in applicable IRC, a participant may withdraw some or all of their vested balances subject to applicable penalties.
Distribution of benefits attributable to investments other than those attributable to the Independent Bank Corp. common stock will be in the form of cash. Distribution of benefits attributable to the Independent Bank Corp. common stock will be in the form of cash, Independent Bank Corp. common stock, or both, at the participant's discretion.
e.Dividend Reinvestment and Voting Rights
Dividends paid on investments in Independent Bank Corp. common stock within the Plan will be paid to the Plan and allocated to participant accounts and may be distributed in cash no later than 90 days after the close of the Plan year in which they were paid, or may be reinvested in Independent Bank Corp. common stock. Dividends reinvested may participate in the Company's 2014 Dividend Reinvestment and Stock Purchase Plan which may allow up to a 5% discount of dividends reinvested in Independent Bank Corp. common stock.
Participants (or beneficiaries), as holders of Independent Bank Corp. common stock, will direct Reliance Trust Company, the Plan Trustee, as to the manner in which the voting rights are to be exercised for all Independent Bank Corp. common stock held as part of the Plan assets.
f.Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, no further contributions will be made to the Plan and all amounts credited to participants' accounts will continue to be 100% vested. The distribution of the accounts will be done as soon as practicable in a manner permitted by the Plan.